John Hancock Multifactor Mid Cap ETF Average Annual Total Returns	12 Months Ended	26 Months Ended	60 Months Ended	98 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	26.69%	13.15%	13.89%	14.29%
John Hancock Dimensional Mid Cap Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.26%		9.37%		11.56%
Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.60%		8.67%		11.01%
None or SAME
Prospectus [Line Items]
Average Annual Return, Percent	10.80%		8.92%		11.11%
None or SAME | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.53%		8.66%		10.81%
None or SAME | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.57%		7.01%		9.15%